Trading Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Off-Exchange-Traded [Member] | Minimum [Member]
Derivative [Line Items]
Percentage of total investments	0.00%
Off-Exchange-Traded [Member] | Maximum [Member]
Derivative [Line Items]
Percentage of total investments	0.00%
Ceres Tactical Currency L.P. [Member] | Cambridge Master Fund [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments	100.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average number of derivative contracts traded	4,357	6,303
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Commodity [Member] | Metals [Member]
Derivative [Line Items]
Average number of derivative contracts traded	519	965
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Average notional value of derivative | $	$ 137,886,860	$ 117,997,719
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member] | Minimum [Member]
Derivative [Line Items]
Percentage of total investments	13.80%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member] | Maximum [Member]
Derivative [Line Items]
Percentage of total investments	33.30%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average number of derivative contracts traded		3,074
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Commodity [Member] | Metals [Member]
Derivative [Line Items]
Average number of derivative contracts traded		393
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Average notional value of derivative | $		$ 302,187,265
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average number of derivative contracts traded	2,561
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member] | Forward Contracts [Member] | Commodity [Member] | Metals [Member]
Derivative [Line Items]
Average number of derivative contracts traded	136
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member] | Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Average notional value of derivative | $	$ 128,414,860
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member] | SECOR Master Fund [Member] | Off-Exchange-Traded [Member] | Minimum [Member]
Derivative [Line Items]
Percentage of total investments	23.50%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member] | SECOR Master Fund [Member] | Off-Exchange-Traded [Member] | Maximum [Member]
Derivative [Line Items]
Percentage of total investments	49.70%